Operating Leases - Maturities of lease liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Maturities of lease liabilities
2026	$ 1,686
2027	984
2028	383
Total undiscounted lease payments	3,053
Less: imputed interest	(112)
Total lease liabilities	$ 2,941